Income Taxes (Details 2) (USD $)						12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 UK	Dec. 31, 2013 German	Dec. 31, 2013 Italian	Dec. 31, 2013 State	Dec. 31, 2013 Federal and state	Dec. 31, 2013 Federal
Operating loss carryforwards
Net operating loss carryforwards that expire at various dates						$ 160,300,000
Amount of tax credit carryforwards						5,500,000	2,400,000
Net operating loss carryforwards not subject to expiration			300,000	11,600,000	400,000
Net operating loss carryforwards utilized						48,000,000		39,100,000
Valuation allowance against net operating loss carryforwards				3,600,000		3,100,000
Valuation allowance against state credit carryforwards						29,000
Valuation allowance against deferred tax assets related to buildings	$ 14,600,000	$ 14,600,000	$ 7,900,000